State Street Bank and Trust Company

Elizabeth A. Watson

4 Copley Place

5th Floor

Boston, MA 02116

617-662-1118

617-662-3805 (fax)

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The CNL Funds (the “Trust”)
(File Nos. 333-140838 and 811-22017)
Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Trust’s Class A Shares, Class C Shares and Institutional Class Shares Prospectus and Statement of Additional Information, each dated April 30, 2009, do not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed electronically via EDGAR on April 30, 2009 (SEC Accession No. 0001193125-09-094585).

If you have any questions concerning this filing, please call me directly at (617) 662-1118.

Sincerely,

/s/ Elizabeth A. Watson

Elizabeth A. Watson

Vice President and Managing Counsel